Warrant Derivative - Inputs to the Black-Scholes valuation model - (Details)	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 Y $ / shares
Share price
Warrant Derivative
Warrant valuation model input	3.95	5.65
Exercise price
Warrant Derivative
Warrant valuation model input	12.30	12.30
Expected term (in years)
Warrant Derivative
Warrant valuation model input | Y	0.4	1.4
Expected share price volatility
Warrant Derivative
Warrant valuation model input	0.82	0.72
Annual rate of quarterly dividends
Warrant Derivative
Warrant valuation model input	0	0
Risk-free interest rate
Warrant Derivative
Warrant valuation model input	0.040	0.010